Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2019
Cash and cash equivalents.
Cash and bank balances	¥ 640,429	¥ 1,353,300
Cash and cash equivalents	640,429	1,353,300	¥ 1,494,000
Restricted cash
Restricted cash		376,715
Non-current	350	350
Restricted cash	350	377,065
Cash and cash equivalents amounting	¥ 242,317	¥ 1,097,448